Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2019	$ 94,934	$ 932,951	$ 43,532	$ 95,856	$ (3,099)	$ (967,051)	$ 102,189	$ (7,255)
Net Loss	(55,473)					(55,104)	(55,104)	(369)
Foreign currency translation reserve	68				68		68
Issuance of shares (note 11a)	1,240	1,240					1,240
Share-based payments expense (note 11b)	4,801		4,801				4,801
Share-based compensation paid in cash (note 11b)	(40)		(40)				(40)
Shares issued pursuant to restricted share unit plan (note 11b)		9,764	(9,764)
Share issuance cost	(8)					(8)	(8)
Ending balance at Jun. 30, 2020	45,522	943,955	38,529	95,856	(3,031)	(1,022,163)	53,146	(7,624)
Beginning balance at Dec. 31, 2020	15,012	977,261	39,877	95,856	(2,846)	(1,087,049)	23,099	(8,087)
Net Loss	(52,982)					(52,305)	(52,305)	(677)
Foreign currency translation reserve	(83)				(83)		(83)
Reclassification of exchange differences on translation offoreign operations to consolidated statement ofoperations (note 3)	(44)				(44)		(44)
Share-based payments expense (note 11b)	1,866		1,866				1,866
Share-based compensation paid in cash (note 11b)	(21)		(21)				(21)
Ending balance at Jun. 30, 2021	$ (36,252)	$ 977,261	$ 41,722	$ 95,856	$ (2,973)	$ (1,139,354)	$ (27,488)	$ (8,764)